24. SHARE BASED PAYMENT (Details Narrative) - R$ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Based Payment Details Narrative Abstract
Weighted average fair value of options outstanding	R$ 10.11	R$ 11.36